Closure and Rehabilitation Provisions	12 Months Ended
Dec. 31, 2018
Closure and Rehabilitation Provisions [abstract]
Closure and Rehabilitation Provisions

20.   Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine		San Jose Mine		Lindero Project	Total
Balance December 31, 2017		9,624		4,100	509		14,233
Changes in estimate		1,266		(624)	896		1,538
Reclamation expenditures		(559)		(123)	-		(682)
Accretion		469		361	22		852
Effect of foreign exchange changes		-		2	-		2
Balance December 31, 2018		10,800		3,716	1,427		15,943
Less: Current portion		682		159	-		841
Non-current portion		$10,118		$3,557	$1,427		$15,102

	Closure and rehabilitation provisions
		Caylloma Mine		San Jose Mine	Lindero Project		Total
Balance December 31, 2016January 1, 2017		$8,182		$4,822	$208		$13,212
Changes in estimate		1,761		(1,152)	301		910
Incurred and charged against the provision		(623)		(170)	-–		(793)
Accretion		304		380	- –		684
Effect of foreign exchange changes		-–		220	-–		220
Balance December 31, 2017		9,624		4,100	509		14,233
Less: Current portion		1,533		123	-–		1,656
Non-current portion	$	$ 8,091	$	$ 3,977	$509	$	$ 12,577

Closure and reclamation provisions represent the present value of rehabilitation costs relating to mine and development sites. There have been no significant changes in requirements, laws, regulations, operating assumptions, estimated timing and amount of closure and rehabilitation obligations during year ended December 31, 2018, except for the change in anticipated timing of reclamation expenditures caused by the extended Caylloma life of mine.

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Project	Total
Anticipated settlement date	2022 - 2027	2025 - 2037	2029 - 2042
Undiscounted uninflated estimated cash flow	$11,263	$4,991	$1,653	$17,907
Estimated life of mine (years)	10	6	14
Discount rate	4.37%	8.62%	2.87%
Inflation rate	2.00%	3.72%	2.20%

The Company is expecting to incur annual progressive reclamation expenses throughout the mine life of its mine.